UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.
Hodges Fund
SCHEDULE OF INVESTMENTS at June 30, 2007 (Unaudited)

Shares			Value
		COMMON STOCKS: 95.2%
		Aerospace & Defense: 1.9%
100,000		The Boeing Co.	$9,616,000
150,000		KBR, Inc.*	3,934,500
			13,550,500
		Air Freight & Logistics: 0.9%
55,000		FedEx Corp.	6,103,350

		Airlines: 1.5%
700,000		Southwest Airlines Co.	10,437,000

		Automobiles: 0.6%
35,000		Toyota Motor Corp. - ADR*	4,405,800

		Beverages: 0.7%
100,000		The Coca-Cola Co.	5,231,000

		Biotechnology: 0.2%
342,600		Genitope Corp.*	1,322,436

		Business Services: 0.1%
500,000		Skins, Inc.*(1)	655,000

		Capital Markets: 6.2%
51,000		Capital Southwest Corp.	7,945,290
300,000		The Charles Schwab Corp.	6,156,000
30,000		Franklin Resources, Inc.	3,974,100
7,000		The Goldman Sachs Group, Inc.	1,517,250
102,400		Legg Mason, Inc.	10,074,112
300,000		Penson Worldwide, Inc.*	7,359,000
300,000		U.S. Global Investors, Inc. - Class A	6,801,000
			43,826,752
		Chemicals: 1.8%
160,000		Potash Corp. of Saskatchewan, Inc.	12,475,200

		Commercial Services & Supplies: 1.0%
499,285		A.T. Cross Co. - Class A*(1)	5,841,634
30,000		Coinstar, Inc.*	944,400
			6,786,034
		Communications Equipment: 1.6%
400,000		Cisco Systems, Inc.*	11,140,000

		Computers & Peripherals: 2.0%
105,000		Apple Computer, Inc.*	12,814,200
10,000		International Business Machines Corp.	1,052,500
			13,866,700
		Construction & Engineering: 0.1%
30,000		Sterling Constuction Co.*	634,500

		Construction Materials: 3.8%
75,000		Eagle Materials, Inc.	3,678,750
172,000		Texas Industries, Inc.	13,486,520
85,000		Vulcan Materials Co.	9,735,900
			26,901,170
		Electrical Equipment: 0.8%
10,000		Azz, Inc.*	336,500
177,500		Encore Wire Corp.	5,225,600
			5,562,100
		Electronic Equipment & Instruments: 1.5%
20,000		Garmin Ltd.	1,479,400
110,000		LoJack Corp.*	2,451,900
566,000		Napco Security Systems, Inc.*	3,565,800
396,100		Wireless Ronin Technologies, Inc.*	3,168,800
			10,665,900
		Energy Equipment & Services: 11.0%
50,000		Atwood Oceanics, Inc.*	3,431,000
85,000		Bolt Technology Corp.*	3,743,400
60,000		Diamond Offshore Drilling, Inc.	6,093,600
90,000		ENSCO International, Inc.	5,490,900
120,000		GlobalSantaFe Corp.	8,670,000
255,000		Halliburton Co.	8,797,500
125,000		Helmerich & Payne, Inc.	4,427,500
40,000		Noble Corp.	3,900,800
170,000		Schlumberger Ltd.	14,439,800
182,000		Transocean, Inc.*	19,288,360
			78,282,860
		Food & Staples Retailing: 3.4%
140,000		Costco Wholesale Corp.	8,192,800
350,400		PriceSmart, Inc.	8,665,392
155,000		Wal-Mart Stores, Inc.	7,457,050
			24,315,242
		Food Products: 3.2%
110,000		The Hershey Co.	5,568,200
524,600		Rocky Mountain Chocolate Factory, Inc.(1)(2)	8,330,648
150,000		Tyson Foods, Inc.	3,456,000
101,875		Wm. Wrigley Jr. Co.	5,634,706
			22,989,554
		Health Care Providers & Services: 0.2%
100,000		Service Corp. International	1,278,000

		Hotels, Restaurants & Leisure: 7.4%
10,000		Benihana, Inc.*	200,700
20,000		Benihana, Inc. - Class A*	400,000
260,000		CBRL Group, Inc.	11,044,800
110,000		Gaylord Entertainment Co.*	5,900,400
555,000		Krispy Kreme Doughnuts, Inc.*	5,139,300
1,000,000		Luby's, Inc.*	9,660,000
200,000		Marriott International, Inc. - Class A	8,648,000
175,000		McDonald's Corp.	8,883,000
100,000		Starbucks Corp.*	2,624,000
			52,500,200
		Household Durables: 0.7%
20,000		Centex Corp.	802,000
50,000		Tempur-Pedic International, Inc.	1,295,000
70,000		Universal Electronics, Inc.*	2,542,400
			4,639,400
		Household Products: 1.1%
130,000		Procter & Gamble Co.	7,954,700

		Industrial Conglomerates: 1.3%
235,000		General Electric Co.	8,995,800

		Insurance: 1.0%
100,000		The Allstate Corp.	6,151,000
100,000		Hallmark Financial Services, Inc.*	1,212,000
			7,363,000
		Internet Software & Services: 0.5%
55,000		LoopNet, Inc.*	1,283,150
65,000		VeriSign, Inc.*	2,062,450
			3,345,600
		IT Services: 0.7%
300,000		Perot Systems Corp. - Class A*	5,112,000

		Machinery: 5.1%
150,000		Caterpillar, Inc.	11,745,000
122,100		Hurco Cos, Inc.*	6,102,558
420,500		Trinity Industries, Inc.	18,308,570
			36,156,128
		Media: 3.3%
350,000		Belo Corp. - Class A	7,206,500
245,000		The Walt Disney Co.	8,364,300
650,000		XM Satellite Radio Holdings, Inc. - Class A*	7,650,500
			23,221,300
		Metals & Mining: 2.7%
400,000		Commercial Metals Co.	13,508,000
150,000		Northwest Pipe Co.*	5,335,500
			18,843,500
		Multi-Utilities: 0.4%
150,000		Xcel Energy, Inc.	3,070,500

		Oil, Gas & Consumable Fuels: 7.7%
210,000		Chesapeake Energy Corp.	7,266,000
170,000		ConocoPhillips	13,345,000
190,000		Devon Energy Corp.	14,875,100
350,000		El Paso Corp.	6,030,500
170,000		EXCO Resources, Inc.*	2,964,800
120,000		Exxon Mobil Corp.	10,065,600
			54,547,000
		Personal Products: 0.1%
400,900		Female Health Co.*(1)	869,953

		Pharmaceuticals: 0.9%
100,000		Johnson & Johnson	6,162,000

		Printed Circuit Boards: 0.3%
219,000		Interphase Corp.*	2,457,180

		Real Estate: 1.0%
200,000		Host Marriott Corp.	4,624,000
50,000		Tejon Ranch Co.*	2,210,000
			6,834,000
		Road & Rail: 8.7%
245,000		Burlington Northern Santa Fe Corp.	20,859,300
170,000		Canadian National Railway Co.	8,658,100
185,000		Norfolk Southern Corp.	9,725,450
128,000		Union Pacific Corp.	14,739,200
210,000		YRC Worldwide, Inc.*	7,728,000
			61,710,050
		Semiconductor & Semiconductor Equipment: 1.8%
25,000		Broadcom Corp. - Class A*	731,250
150,000		Cree, Inc.*	3,877,500
30,000		MEMC Electronic Materials, Inc.*	1,833,600
170,000		Texas Instruments, Inc.	6,397,100
			12,839,450
		Software: 0.8%
221,075		Intrusion, Inc.*(1)	81,798
200,000		Microsoft Corp.	5,894,000
			5,975,798
		Specialty Retail: 4.7%
275,000		Chico's FAS, Inc.*	6,693,500
265,000		The Home Depot, Inc.	10,427,750
165,000		Jos A. Bank Clothiers, Inc.*	6,842,550
180,000		Tiffany & Co.	9,550,800
			33,514,600
		Textiles, Apparel & Luxury Goods: 1.7%
650,000		Alpha Pro Tech, Ltd.*	1,774,500
140,000		Crocs, Inc.*	6,024,200
110,000		Fossil, Inc.*	3,243,900
50,000		G-III Apparel Group, Ltd.*	789,500
			11,832,100
		Wireless Telecommunication Services: 0.3%
40,000		China Mobile Ltd. - ADR	2,156,000

		Wood Household Furniture, Upholstered: 0.5%
341,600		U.S. Home Systems, Inc.*	3,398,920

		TOTAL COMMON STOCKS
		(Cost $557,153,017)	673,928,277

		PARTNERSHIPS & TRUSTS: 2.9%
125,000		Mesabi Trust	2,593,750
58,000		Texas Pacific Land Trust	17,835,000
			20,428,750
		TOTAL PARTNERSHIPS & TRUSTS
		(Cost $10,137,477)	20,428,750

Contracts			Value
		CALL OPTIONS PURCHASED: 0.8%
500		American International Group, Inc.
		Expiration: January 2008, Exercise Price: $60.00	595,000

1,000		Crocs, Inc.
		Expiration: September 2007, Exercise Price: $20.00	2,325,000

500		Dell, Inc.
		Expiration: January 2008, Exercise Price: $22.50	352,500

500		Dell, Inc.
		Expiration: January 2009, Exercise Price: $22.50	432,500

500		Encore Wire Corp.
		Expiration: August 2007, Exercise Price: $17.50	592,500

250		International Business Machines
		Expiration: January 2008, Exercise Price: $90.00	460,000

500		International Business Machines
		Expiration: January 2009, Exercise Price: $90.00	1,130,000

		TOTAL CALL OPTIONS PURCHASED
		(Cost $4,148,175)	5,887,500

Shares			Value
		SHORT-TERM INVESTMENT: 0.6%
4,213,028		Federated Cash Trust - Treasury Cash Series II	4,213,028

		TOTAL SHORT-TERM INVESTMENT
		(Cost $4,213,028)	4,213,028

		TOTAL INVESTMENTS IN SECURITIES: 99.5%
		(Cost $575,651,696)	704,457,555
		Other Assets in Excess of Liabilities: 0.5%	3,827,540
		TOTAL NET ASSETS: 100.0%	$708,285,095

	*	Non-income producing security.
	ADR - American Depository Receipt.
	(1)	Security is considered illiquid. As of June 30, 2007, the value of the investments was $15,779,033 or 2.2% of total net assets.
	(2)	Affliated company as defined by the Investment Company Act of 1940.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows+:

Cost of investments	$577,008,734
Gross unrealized appreciation	138,411,070
Gross unrealized depreciation	(9,666,358)
Net unrealized appreciation	$128,744,712

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 17, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 20, 2007

* Print the name and title of each signing officer under his or her signature.